Risk management - Summary of Reconciliation of Change in Fair Value of Financial Instruments Outstanding (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total fair value consists of the following:
Current asset portion	$ 1.8	$ 0.8
Current liability portion	(4.2)	(0.6)
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of year	0.2	(0.6)
Unrealized gain (loss) on financial instruments:
Commodity collars and swaps	(2.6)	0.8
Total fair value, end of year	(2.4)	0.2
Total fair value consists of the following:
Current asset portion	1.8	0.8
Current liability portion	$ (4.2)	$ (0.6)